Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party [Abstract]
Short-term employee benefits and termination benefits	$ 4,374	$ 3,242
Share-based payments	11,778	20,331
Total compensation paid to key management personnel	$ 16,152	$ 23,573